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                         SUPPLEMENT DATED JULY 16, 2001
                        TO PROSPECTUS DATED JULY 16, 2001

                   PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                        INTEGRITY LIFE INSURANCE COMPANY

Until July 31, 2001, the name of the Janus Aspen Series Core Equity Portfolio is the Janus Aspen Series Equity Income Portfolio. All references in the prospectus to the to the Janus Aspen Series Core Equity Portfolio should be read as the Janus Aspen Series Equity Income Portfolio.